RECD S.E.C.
OCT 1 2007
1086

NASDAQ®
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

07073958

By Facsimile and First Class Mail

October 16, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERUNAS 001-33744

Dear Ms. Peters:

This is to certify that on October 15, 2007 The Nasdaq Stock Market (the "Exchange") received from TRANS1 INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
OCT 19 2007
THOMSON
FINANCIAL

END